NOTES TO CONDENSED CONSOLIDATED OF CASH FLOW (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			111 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,586)	$ (2,276)	$ (3,620)	$ (4,268)	$ (2,119)	$ (20,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	406	59	94	514	140	1,622
Depreciation	4	0	2	2	0	10
Changes in values of deferred shares and liability related to stock options and warrants	(412)	(220)	(286)	(418)	(120)	(8)
Increase in other accounts receivable and prepaid expenses	(43)	(98)	(161)	7	4	(175)
Increase in trade payables	17	1,082	(1,045)	627	612	965
Decrease in other accounts payable	(347)	(25)	(676)	394	475	648
Increase in other long term liabilities	28	0
Interest expenses and warrant liability issuance costs	0	242	242	1,008	0	1,250
Net cash used in operating activities	(6,933)	(1,236)	(5,450)	(2,134)	(1,008)	(16,197)
Cash flows from investing activities:
Investment in short term restricted deposit	(142)	0
Purchase of property and equipment	(58)	0	0	0	0	(10)
Net cash used in investing activities	(200)	0	0	0	0	(10)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	8,219	13,117	13,103	2,224	930	23,821
Proceeds from issuance of convertible notes and warrants, net			0	890	0	890
Repayment of convertible notes	0	(1,100)	(1,100)			(1,100)
Receipts on account of shares			0	118	75	253
Net cash provided by financing activities	8,219	12,017	12,003	3,232	1,005	23,864
Increase in cash and cash equivalents	1,086	10,781	6,553	1,098	(3)	7,657
Cash and cash equivalents at the beginning of the period	7,657	1,104	1,104	6	9	0
Cash and cash equivalents at the end of the period	8,743	11,885	7,657	1,104	6	7,657
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares			0	128	420	548
Director fee waiver			0	0	73	73
Classification of warrants from liability to equity as a result of modification			0	35	0	35
Classification of warrants from liability to equity as a result of utilization and expiration of most favored nation terms			27	141	0	168
Purchase of property and equipment			0	4	0	4
Disposal of property and equipment			3	0	0	3
Conversion of trade payables into warrants			$ 0	$ 309	$ 0	$ 309